Financial Risks - Summary of Closing Levels of Certain Major Indices (Detail) pure in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
S & P 500 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	2,674	2,239	2,044	2,059	1,848
Nasdaq [member]
Disclosure of equities prices [line items]
Closing levels of major indices	6,903	5,383	5,007	4,736	4,177
FTSE 100 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	7,688	7,143	6,242	6,566	6,749
AEX [member]
Disclosure of equities prices [line items]
Closing levels of major indices	545	483	442	424	402